Prospectus Supplement dated November 30, 2009
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R, and Y shares of each of the Funds listed below:
AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
Effective December 1, 2009, the following information replaces in its entirety the information appearing under the heading “Performance Information — Performance Table” on pages 12-15 of the prospectus:
“PERFORMANCE TABLE
The following performance table compares each fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark, as applicable. Each fund’s performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the funds may deviate significantly from the performance of the benchmarks shown below.
Average Annual Total Returns

		Since	Inception
(for the periods ended December 31, 2008)	1 Year	Inception[1]	Date

Balanced-Risk Retirement Now—
Class A			01/31/07
Return Before Taxes	(21.99)%	(10.57)%
Return After Taxes on Distributions	(23.52)	(12.35)
Return After Taxes on Distributions and Sale of Fund Shares	(14.04)	(9.72)
Class B			01/31/07
Return Before Taxes	(21.93)	(10.30)
Class C			01/31/07
Return Before Taxes	(18.93)	(8.63)
Class R			01/31/07
Return Before Taxes	(17.66)	(8.14)
Class Y2			01/31/07	[2]
Return Before Taxes	(17.39)	(7.87)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P 500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence Now Index[5,6]	(13.84)	(4.71)	01/31/07
Custom Balanced-Risk Retirement Now Index[5,7]	—	—
Lipper Mixed-Asset Target Allocation Conservative Funds Index[5,8]	(16.20)	(6.44)	01/31/07

Balanced-Risk Retirement 2010 —
Class A			01/31/07
Return Before Taxes	(23.54)	(11.43)
Return After Taxes on Distributions	(24.67)	(12.65)
Return After Taxes on Distributions and Sale of Fund Shares	(15.16)	(10.23)
Class B			01/31/07
Return Before Taxes	(23.52)	(11.23)
Class C			01/31/07
Return Before Taxes	(20.41)	(9.39)
Class R			01/31/07
Return Before Taxes	(19.20)	(8.96)
Class Y2			01/31/07	[2]
Return Before Taxes	(18.96)	(8.70)

Average Annual Total Returns

		Since	Inception
(for the periods ended December 31, 2008)	1 Year	Inception[1]	Date

60% S&P500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence 2010 Index[6,9]	(15.68)	(5.76)	01/31/07
Custom Balanced-Risk Retirement 2010 Index[7,9]	—	—
Lipper Mixed-Asset Target 2010 Funds Index[9,10]	(22.20)	(9.96)	01/31/07

Balanced-Risk Retirement 2020 —
Class A			01/31/07
Return Before Taxes	(31.51)	(16.91)
Return After Taxes on Distributions	(32.29)	(17.78)
Return After Taxes on Distributions and Sale of Fund Shares	(20.31)	(14.54)
Class B			01/31/07
Return Before Taxes	(31.49)	(16.72)
Class C			01/31/07
Return Before Taxes	(28.91)	(15.16)
Class R			01/31/07
Return Before Taxes	(27.72)	(14.63)
Class Y2			01/31/07	[2]
Return Before Taxes	(27.49)	(14.40)

60% S&P500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence 2020 Index[6,11]	(23.59)	(10.73)	01/31/07
Custom Balanced-Risk Retirement 2020 Index[7,11]	—	—
Lipper Mixed-Asset Target 2020 Funds Index[11,12]	(29.05)	(14.23)	01/31/07

Balanced-Risk Retirement 2030 —
Class A			01/31/07
Return Before Taxes	(37.32)	(20.80)
Return After Taxes on Distributions	(37.87)	(21.56)
Return After Taxes on Distributions and Sale of Fund Shares	(24.04)	(17.63)
Class B			01/31/07
Return Before Taxes	(37.37)	(20.63)
Class C			01/31/07
Return Before Taxes	(34.81)	(19.02)
Class R			01/31/07
Return Before Taxes	(33.92)	(18.71)
Class Y2			01/31/07	[2]
Return Before Taxes	(33.60)	(18.41)

60% S&P500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence 2030 Index[6,13]	(31.29)	(15.74)	01/31/07
Custom Balanced-Risk Retirement 2030 Index[7,13]	—	—
Lipper Mixed-Asset Target 2030 Funds Index[13,14]	(35.76)	(18.32)	01/31/07

Average Annual Total Returns

		Since	Inception
(for the periods ended December 31, 2008)	1 Year	Inception[1]	Date

Balanced-Risk Retirement 2040 —
Class A			01/31/07
Return Before Taxes	(39.50)	(22.36)
Return After Taxes on Distributions	(39.96)	(23.08)
Return After Taxes on Distributions and Sale of Fund Shares	(25.47)	(18.86)
Class B			01/31/07
Return Before Taxes	(39.62)	(22.24)
Class C			01/31/07
Return Before Taxes	(37.15)	(20.66)
Class R			01/31/07
Return Before Taxes	(36.27)	(20.31)
Class Y2			01/31/07	[2]
Return Before Taxes	(35.96)	(20.02)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P 500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence 2040 Index[6,15]	(34.79)	(18.10)	01/31/07
Custom Balanced-Risk Retirement 2040 Index[7,15]	—	—
Lipper Mixed-Asset Target 2040 Funds Index[15,16]	(37.36)	(20.04)	01/31/07

Balanced-Risk Retirement 2050 —
Class A			01/31/07
Return Before Taxes	(40.95)	(23.42)
Return After Taxes on Distributions	(41.46)	(24.20)
Return After Taxes on Distributions and Sale of Fund Shares	(26.32)	(19.72)
Class B			01/31/07
Return Before Taxes	(41.03)	(23.32)
Class C			01/31/07
Return Before Taxes	(38.59)	(21.72)
Class R			01/31/07
Return Before Taxes	(37.78)	(21.42)
Class Y2			01/31/07	[2]
Return Before Taxes	(37.46)	(21.10)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[3]	(22.04)	(9.80)	01/31/07
S&P 500® Index[4]	(36.99)	(19.82)	01/31/07
Custom Independence 2050 Index[6,17]	(37.27)	(19.81)	01/31/07
Custom Balanced-Risk Retirement 2050 Index[7,17]	—	—
Lipper Mixed-Asset Target 2050+ Funds Category Average[17,18]	(38.93)	(21.51)	01/31/07

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Y shares will vary.

[1]	Since inception performance is only provided for a class with less than ten calendar years of performance.

[2]	The returns shown for these periods are the returns of the actual performance of the fund’s Class Y shares since inception blended with the historical performance of the fund’s Class A shares at net asset value which reflects the Rule 12b-1 fee as well as any fee waivers or expense reimbursements applicable to Class A shares. The inception date shown in the table is that of the fund’s Class A shares. The inception date of the fund’s Class Y shares is October 3, 2008.

[3]	Effective November 4, 2009, in connection with the fund’s objective, strategy and management changes, the fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as its broad-based benchmark. The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage passthroughs, and asset-backed securities.

[4]	The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

[5]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and composition of the Custom Independence Now Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[6]	The Custom Independence Indexes, created by Invesco Aim to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

[7]	The Custom Balanced-Risk Retirement Indexes are created by Invesco Aim to serve as style specific benchmark for Balanced-Risk Retirement Funds. From the inception of the funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objective of the funds. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

[8]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

[9]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2010 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[10]	The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

[11]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the composition of the Custom Independence 2020 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[12]	The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

[13]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and composition of the Custom Independence 2030 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom

Balanced-Risk Retirement 2030 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[14]	The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.

[15]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2040 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[16]	The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

[17]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2050 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

[18]	The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.”

Prospectus Supplement dated November 30, 2009
The purpose of this mailing is to provide you with changes to the current Prospectus for the Institutional Class shares, as applicable, of each of the Funds listed below:

AIM Balanced-Risk Retirement Now Fund	AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2010 Fund	AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2020 Fund	AIM Balanced-Risk Retirement 2050 Fund
Effective December 1, 2009, the following information replaces in its entirety the information appearing under the heading “Performance Information — Performance Table” on pages 11-13 of the prospectus:
“PERFORMANCE TABLE
The following performance table compares each fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark, as applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the funds may deviate significantly from the performance of the benchmarks shown below.
Average Annual Total Returns

		Since	Inception
(for the periods ended December 31, 2008)	1 Year	Inception[1]	Date

Balanced-Risk Retirement Now—Institutional Class			01/31/07
Return Before Taxes	(17.23)%	(7.65)%
Return After Taxes on Distributions	(18.92)	(9.58)
Return After Taxes on Distributions and Sale of Fund Shares	(10.92)	(7.35)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence Now Index[4,5]	(13.84)	(4.71)	01/31/07
Custom Balanced-Risk Retirement Now Index[4,6]	—	—
Lipper Mixed-Asset Target Allocation Conservative Funds Index[4,7]	(16.20)	(6.44)	01/31/07

Balanced-Risk Retirement 2010—Institutional Class			01/31/07
Return Before Taxes	(18.82)	(8.52)
Return After Taxes on Distributions	(20.07)	(9.82)
Return After Taxes on Distributions and Sale of Fund Shares	(12.08)	(7.83)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence 2010 Index[5,8]	(15.68)	(5.76)	01/31/07
Custom Balanced-Risk Retirement 2010 Index[6,8]	—	—
Lipper Mixed-Asset Target 2010 Funds Index[8,9]	(22.20)	(9.96)	01/31/07

Balanced-Risk Retirement 2020—Institutional Class			01/31/07
Return Before Taxes	(27.41)	(14.17)
Return After Taxes on Distributions	(28.27)	(15.11)
Return After Taxes on Distributions and Sale of Fund Shares	(17.63)	(12.31)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence 2020 Index[5,10]	(23.59)	(10.73)	01/31/07
Custom Balanced-Risk Retirement 2020 Index[6,10]	—	—
Lipper Mixed-Asset Target 2020 Funds Index[10,11]	(29.05)	(14.23)	01/31/07

Average Annual Total Returns

		Since	Inception
(for the periods ended December 31, 2008)	1 Year	Inception[1]	Date

Balanced-Risk Retirement 2030—Institutional Class			01/31/07
Return Before Taxes	(33.46)	(18.23)
Return After Taxes on Distributions	(34.08)	(19.05)
Return After Taxes on Distributions and Sale of Fund Shares	(21.51)	(15.55)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence 2030 Index[5,12]	(31.29)	(15.74)	01/31/07
Custom Balanced-Risk Retirement 2030 Index[6,12]	—	—
Lipper Mixed-Asset Target 2030 Funds Index[12,13]	(35.76)	(18.32)	01/31/07

Balanced-Risk Retirement 2040—Institutional Class			01/31/07
Return Before Taxes	(35.94)	(19.91)
Return After Taxes on Distributions	(36.46)	(20.70)
Return After Taxes on Distributions and Sale of Fund Shares	(23.13)	(16.89)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence 2040 Index[5,14]	(34.79)	(18.10)	01/31/07
Custom Balanced-Risk Retirement 2040 Index[6,14]	—	—
Lipper Mixed-Asset Target 2040 Funds Index[14,15]	(37.36)	(20.04)	01/31/07

Balanced-Risk Retirement 2050—Institutional Class			01/31/07
Return Before Taxes	(37.42)	(20.98)
Return After Taxes on Distributions	(38.00)	(21.84)
Return After Taxes on Distributions and Sale of Fund Shares	(23.99)	(17.76)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]	(22.04)	(9.80)	01/31/07
S&P 500® Index[3]	(36.99)	(19.82)	01/31/07
Custom Independence 2050 Index[5,16]	(37.27)	(19.81)	01/31/07
Custom Balanced-Risk Retirement 2050 Index[6,16]	—	—
Lipper Mixed-Asset Target 2050+ Funds Category Average[16,17]	(38.93)	(21.51)	01/31/07

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Since inception performance is only provided for a class with less than ten calendar years of performance.

[2]	Effective November 4, 2009, in connection with the fund’s objective, strategy and management changes, the fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as its broad-based benchmark. The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

[3]	The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

[4]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence Now Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[5]	The Custom Independence Indexes, created by Invesco Aim to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

[6]	The Custom Balanced-Risk Retirement Indexes are created by Invesco Aim to serve as style specific benchmark for Balanced-Risk Retirement Funds. From the inception of the funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objective of the funds. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

[7]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

[8]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2010 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[9]	The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

[10]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2020 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[11]	The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

[12]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2030 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[13]	The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.

[14]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2040 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[15]	The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

[16]	Effective November 4, 2009 through November 30, 2009, in connection with the fund’s objective, strategy and management changes, the advisor changed the name and the composition of the Custom Independence 2050 Index, the fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the fund. Effective December 1, 2009, the advisor again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the fund. In addition, the Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

[17]	The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.”